EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended September 30, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	48.23%
From	01-Sep-15	15-Sep-15	15-Oct-15	Floating Allocation Percentage at Month-End	45.68%
To	30-Sep-15	15-Oct-15
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$161,466,666.67
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,323,817.79
Series Nominal Liquidation Amount	1,163,790,484.46

Required Participation Amount	$830,457,151.13		Accumulation Account
Excess Receivables	$724,371,935.22		Beginning	166,666,666.67
			Payout	-
Total Collateral	1,554,829,086.35		Additions	166,666,666.66
			Ending Balance	333,333,333.33
Collateral as Percent of Notes	155.48%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.206550%
Beginning Gross Principal Pool Balance	$5,249,209,268.13		Applicable Margin	0.300000%
Total Principal Collections	$(2,158,102,034.08)			0.506550%
Investment in New Receivables	$2,061,550,221.48
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(19,693,431.65)		Interest	422,125.00	0.42
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.42
Less Net CMA Offset	$(554,480,135.50)
Less Servicing Adjustment	$(5,318,587.30)		Total Due Investors	422,125.00	0.506550%
Ending Balance	$4,573,165,301.08		Servicing Fee	$945,163.98
			Excess Cash Flow	1,051,685.28
SAP for Next Period	48.23%

Average Receivable Balance	$4,637,405,464.71
Monthly Payment Rate	46.54%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,978,964.97
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,978,964.97